Segment Information	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 18 – SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the management for decision making. Management has identified four operating segments which are installation and maintenance, housekeeping, senior care services, and educational consulting services. Operations for senior care services began in August 2019. The Company started generating revenue from this new segment in August 2019. Segment of educational consulting services was acquired from business combination during the year ended June 30, 2023

The results of sales of pharmaceutical products, which was previously included since its acquisition from business combination during the year ended June 30, 2023, are now presented as part of discontinued operations following the disposal of Zhongrun during the year ended June 30, 2025.

These operating segments are monitored and strategic decisions are made on the basis of segmental profit margins. Segment profit is defined as net sales reduced by cost of revenue and other related operating expenses. The results of continuing operations are shown as follows for the years ended June 30, 2025, 2024 and 2023:

Revenue	2025	2024 (reclassified)	2023 (reclassified)
Installation and Maintenance	$32,117,882	$29,773,730	$41,177,200
Housekeeping	15,861,366	15,409,924	17,210,122
Senior care services	353,404	4,025,456	6,515,953
Educational consulting services	1,070,304	1,257,045	1,050,397
Total	$49,402,956	$50,466,155	$65,953,672

Cost of revenue	2025	2024 (reclassified)	2023 (reclassified)
Installation and Maintenance	$23,796,369	$22,015,277	$27,989,959
Housekeeping	13,685,042	13,194,887	14,453,168
Senior care services	142,851	2,188,798	4,471,015
Educational consulting services	725,619	521,549	671,825
Total	$38,349,881	$37,920,511	$47,585,967

Gross profit	2025	2024 (reclassified)	2023 (reclassified)
Installation and Maintenance	$8,321,513	$7,758,453	$13,187,241
Housekeeping	2,176,324	2,215,037	2,756,954
Senior care services	210,553	1,836,658	2,044,938
Educational consulting services	344,685	735,496	378,572
Total	$11,053,075	$12,545,644	$18,367,705
Sales and marketing expenses	2025	2024 (reclassified)	2023 (reclassified)
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Educational consulting services	-	-	-
Unallocated	13,333,409	21,315,481	22,448,015
Total	$13,333,409	$21,315,481	$22,448,015

General and administrative expenses	2025	2024 (reclassified)	2023 (reclassified)
Installation and Maintenance	$-	$-	$-
Housekeeping	-	-	-
Senior care services	-	-	-
Educational consulting services	-	-	-
Unallocated	5,988,492	7,040,211	21,392,769
Total	$5,988,492	$7,040,211	$21,392,769

Current assets	2025	2024 (reclassified)
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	-	-
Educational consulting services	581,511	808,082
Unallocated current assets	208,525,631	107,961,464
Total	$209,107,142	$108,769,546

Non-current assets	2025	2024 (reclassified)
Installation and Maintenance	$-	$-
Housekeeping	-	-
Senior care services	4,265,995	4,795,273
Educational consulting services	2,239	7,284
Unallocated non-current assets	64,687,998	65,146,720
Total	$68,956,232	$69,949,277

On account of the Company’s business model, assets, operating expense, profit or loss, liabilities and other material items could not be separated into each operating segment. As the Company’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.